FVM - Financial instruments not measured at fair value - Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Carrying amount
Amounts due to banks	$ 23,347	$ 16,720
Payables from securities financing transactions measured at amortized cost	14,824	5,782
Cash collateral payables on derivative instruments	36,366	34,886
Customer deposits	749,476	555,673
Funding from UBS Group AG measured at amortized cost	107,918	67,282
Debt issued measured at amortized cost	101,104	69,784
Other financial liabilities measured at amortized cost	17,900	9,800
Not measured at fair value
Carrying amount
Amounts due to banks	23,400	16,700
Payables from securities financing transactions measured at amortized cost	14,800	5,800
Cash collateral payables on derivative instruments	36,400	34,900
Customer deposits	750,000	556,600
Funding from UBS Group AG measured at amortized cost	112,500	67,700
Debt issued measured at amortized cost	102,700	69,800
Other financial liabilities measured at amortized cost	17,900	9,800
Not measured at fair value | Carrying amount approximates fair value
Carrying amount
Amounts due to banks	16,100	8,800
Payables from securities financing transactions measured at amortized cost	7,100	5,100
Cash collateral payables on derivative instruments	36,400	34,900
Customer deposits	677,300	482,100
Funding from UBS Group AG measured at amortized cost	2,500	3,300
Debt issued measured at amortized cost	15,600	18,100
Other financial liabilities measured at amortized cost	16,500	9,800
Not measured at fair value | Level 1
Carrying amount
Amounts due to banks	0	0
Payables from securities financing transactions measured at amortized cost	0	0
Cash collateral payables on derivative instruments	0	0
Customer deposits	0	0
Funding from UBS Group AG measured at amortized cost	0	0
Debt issued measured at amortized cost	0	0
Other financial liabilities measured at amortized cost	0	0
Not measured at fair value | Level 2
Carrying amount
Amounts due to banks	7,200	8,000
Payables from securities financing transactions measured at amortized cost	7,500	400
Cash collateral payables on derivative instruments	0	0
Customer deposits	72,600	74,500
Funding from UBS Group AG measured at amortized cost	110,000	64,400
Debt issued measured at amortized cost	87,100	51,700
Other financial liabilities measured at amortized cost	100	0
Not measured at fair value | Level 3
Carrying amount
Amounts due to banks	0	0
Payables from securities financing transactions measured at amortized cost	200	400
Cash collateral payables on derivative instruments	0	0
Customer deposits	0	0
Funding from UBS Group AG measured at amortized cost	0	0
Debt issued measured at amortized cost	0	0
Other financial liabilities measured at amortized cost	$ 1,300	$ 0